ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Mar. 31, 2018
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Note 6—ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	March 31, 2018	March 31, 2017
Accrued payroll and welfare	$2,036,472	$706,511
Professional fee and other accrued expenses	760,769	82,618
Custodian Bank service fee (i)	989,714	—

	$3,786,955	$789,129

(i)

In January 2017, we integrated our asset custody system with Jiangxi Bank. Under the terms of the agreement, all borrower and investor funds will be managed by Jiangxi Bank to ensure security and compliance with relevant PRC laws and regulations. Jiangxi Bank independently administers payments to borrowers, investors and the Company as well as clearance and fund settlements associated with these payments. Jiangxi Bank charged us depositary service fee, recharge and collection fees and withdrawal fees according to the types of service it provided.